Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2023
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Property, Plant and Equipment [Line Items]
Summary of Property and Equipment

	March 31, 2023	March 31, 2022

	(Amounts in millions)
Leasehold improvements	$27.6	$26.1
Property and equipment	15.2	19.0
Computer equipment and software	71.5	67.0

	114.3	112.1
Less accumulated depreciation and amortization	(91.7)	(83.3)

	22.6	28.8
Land	1.2	1.2

	$23.8	$30.0